Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 39	$ 44	$ 78	$ 84
Net (gains) losses on foreign exchange and derivative financial instruments	(3)	13	3	(33)
Net (gains) losses on disposals of businesses and investments	(8)	(2)	(8)	1
Revaluation of Refinitiv warrants (see note 11)	0	(54)	(9)	(1)
Fair value adjustments	6	3	2	(20)
Other	(1)	(21)	(3)	(37)
Total	$ 33	$ (17)	$ 63	$ (6)